Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000246525
Shareholder Report [Line Items]
Fund Name	Counterpoint Quantitative Equity ETF
Trading Symbol	CPAI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Counterpoint Quantitative Equity ETF for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-509-2775.
Additional Information Phone Number	1-844-509-2775
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Counterpoint Quantitative Equity ETF	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[1]
AssetsNet	$ 209,750,510
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 456,485
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$209,750,510
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$456,485
Portfolio Turnover	194%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Financials	2.0%
Energy	4.0%
Consumer Discretionary	4.0%
Materials	6.0%
Industrials	8.0%
Communications	10.0%
Consumer Staples	10.0%
Health Care	14.0%
Technology	42.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Adaptive Biotechnologies Corporation	2.0%
Vertex, Inc., Class A	2.0%
LightPath Technologies, Inc., Class A	2.0%
Viavi Solutions, Inc.	2.0%
EZCORP, Inc., Class A	2.0%
RealReal, Inc. (The)	2.0%
Marqeta, Inc., Class A	2.0%
United Natural Foods, Inc.	2.0%
International Business Machines Corporation	2.0%
Star Bulk Carriers Corporation	2.0%

C000216396
Shareholder Report [Line Items]
Fund Name	Counterpoint High Yield Trend ETF
Trading Symbol	HYTR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Counterpoint High Yield Trend ETF for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-509-2775.
Additional Information Phone Number	1-844-509-2775
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Counterpoint High Yield Trend ETF	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[2]
AssetsNet	$ 253,853,611
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 530,353
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$253,853,611
Number of Portfolio Holdings	4
Advisory Fee (net of waivers)	$530,353
Portfolio Turnover	175%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	81.4%
Money Market Funds	18.6%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-22.5%
Collateral for Securities Loaned	22.8%
Fixed Income	99.7%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	79.7%
iShares Broad USD High Yield Corporate Bond ETF	8.0%
State Street SPDR Bloomberg High Yield Bond ETF	6.0%
iShares iBoxx $ High Yield Corporate Bond ETF	6.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

[1]	Annualized
[2]	Annualized